Basis of Presentation	12 Months Ended
Jul. 31, 2019
Basis Of Presentation [Abstract]
Basis of Presentation

2. Basis of Presentation

Statement of Compliance

The consolidated financial statements have been prepared in compliance with International Financial Reporting Standards as issued by the International Accounting Standards Board ("IFRS").

These consolidated financial statements were approved and authorized for issue by the Board of Directors on October 23, 2019.

Basis of Measurement and Consolidation

The consolidated financial statements have been prepared on an historical cost basis except for cash and cash equivalents, restricted cash, short term investments, biological assets, convertible debentures receivable, long term investments, and the warrant liability, which are measured at fair value on a recurring basis and include the accounts of the Company and entities controlled by the Company and its subsidiaries.

Historical cost is the fair value of the consideration given in exchange for goods and services based upon the fair value at the time of the transaction of the consideration provided.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2, Share-based payment and measurements that have some similarities to fair value but are not fair value, such as net realizable value in IAS 2, Inventories.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows: Level 1 - inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date; Level 2 - inputs are inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and Level 3 - inputs are unobservable inputs for the asset or liability.

(a) INVESTMENT IN ASSOCIATES AND JOINT VENTURES

When determining the appropriate basis of accounting for the Company’s interests in affiliates, the Company makes judgments about the degree of influence that it exerts directly or through an arrangement over the investees’ relevant activities.

Judgment was used to determine whether the joint venture arrangements described in Note 19 should be accounted for as a joint operation or a joint venture. Given the Company has rights to the net assets of the separate legal entities, the Company has concluded they will be accounted for as joint ventures. The Company will recognize the initial investment at cost and the carrying amount is increased or decreased to recognize the Company’s share of the profit or loss of the venture after the date of acquisition.

(b) FUNCTIONAL AND PRESENTATION CURRENCY

These consolidated financial statements are presented in Canadian dollars, the functional currency of the Company and its subsidiaries.

(c) BASIS OF CONSOLIDATION

Subsidiaries are entities controlled by the Company. Control exists when the Company has the power, directly and indirectly, to govern the financial and operating policies of an entity and be exposed to the variable returns from its activities. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

MAJOR SUBSIDIARIES	JURISDICTION	INTEREST HELD
HEXO Operations Inc.[1]	Ontario, Canada	100%
Newstrike Brands Ltd.[2]	Ontario, Canada	100%
HEXO USA Inc.	Deleware, USA	100%
Keystone Isolation Technologies Inc. (“KIT’’)	Ontario, Canada	60%

[1] Holds 100% interest in 8980268 Canada Inc., a company for which it holds a right to acquire the outstanding shares at any time for a nominal amount.

[2] Holds one wholly-owned subsidiary 1977121 Ontario Inc., which wholly-owns the subsidiary Up Cannabis Inc. and holds a 60% interest in the joint venture Neal Up Brands Inc.